Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Feb. 05, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 20, 2020
Defined Benefit Plan Disclosure [Line Items]
Market cycle minimum period in which objective should be met over						5 days
Market cycle maximum period in which objective should be met over						7 days
Number of shares included in equity securities						0	0
Employer contributions	$ 0	$ 0	$ 0		$ 0
Costs for maintaining contribution plans						$ 24,900	$ 28,100	$ 25,000
Defined benefit plans, service costs		$ 0	$ 0	$ 0	$ 0
Restoration Plan
Defined Benefit Plan Disclosure [Line Items]
Liability under the restoration plan						$ 7,800	8,400
Noble Drilling Corporation Profit Sharing Plan
Defined Benefit Plan Disclosure [Line Items]
Number of years of service for the participants in the plan to become fully vested						3 years
Plan participants' contributions						$ 2,400	2,400	2,300
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments						41.00%
Debt security
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments						57.70%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments						1.30%
Non-US
Defined Benefit Plan Disclosure [Line Items]
Net actuarial losses and prior service costs (less than)						$ 100
Projected benefit obligation						0	0
Accumulated benefit obligation						$ 0	0
Defined benefit plan, investment within plan asset category, de-risking basis of gilts, percentage						0.20%
Defined benefit plan, investment within plan asset category, minimum outperformance versus cash, percentage						4.00%
Employer contributions						$ 0	0	0
Expected contribution to non-U.S. and U.S pension plans						0
Defined benefit plans, service costs						$ 0	0	0
Non-US | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments						10.00%			20.00%
Non-US | Debt security
Defined Benefit Plan Disclosure [Line Items]
Percentage of company's overall investments						90.00%			80.00%
US plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial losses and prior service costs (less than)						$ 2,900
Decrease in pension liability						1,700	2,100	600
Projected benefit obligation						266,090	240,249
Accumulated benefit obligation						266,090	240,249
Employer contributions						2,002	1,317	4,600
Expected contribution to non-U.S. and U.S pension plans						8,200
Defined benefit plans, service costs						0	0	$ 0
US plans | Unfunded excess benefit plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation						9,700	10,800
Accumulated benefit obligation						$ 9,700	$ 10,800